Selected Statements of Operations Data (Details 1) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Financial income:
Change in the fair value of derivative liability for Right to Future Investment						$ 76
Total finance income						76
Financial expenses:
Accrued interest on 2016 Loan			$ 40		47	16
Amortization of BCF, proceeds allocated to the derivative liability and debt issuance costs for 2016 Loan					1,122	122
Amortization of discount and exchange rate differences on license purchase obligation			150		3	38
Bank commissions and exchange rates					(1)	5
Change in the fair value of derivative liability for Right to Future Investment				246	253	(76)
Loss from extinguishment of convertible loans					61
Total financial expenses					1,485	181
Financial income (expense), net	$ 445	$ (392)	$ 1,277	$ (1,016)	$ 1,485	$ 105